CMG Tactical Futures Strategy Fund
FUND SUMMARY: CMG Tactical Futures Strategy Fund
Investment Objective:
The Fund's investment objective is to generate capital appreciation in rising and falling markets.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 20 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CMG Tactical Futures Strategy Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CMG Tactical Futures Strategy Fund		Class A Shares	Class I Shares
Management Fees		1.50%	1.50%
Distribution and Service (12b-1) Fees		0.40%	0.10%
Other Expenses		0.50%	0.50%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%
Total Annual Fund Operating Expenses		2.50%	2.20%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are the average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example CMG Tactical Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	814	1,309	1,829	3,248
Class I Shares	223	688	1,180	2,534

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to generate capital appreciation in rising and falling markets using two principal strategies:

• Tactical Long Short Investment Strategy

• Fixed Income Investment Strategy

Using the tactical long short investment strategy, the Fund actively trades Standard & Poor’s 500 Index (“S&P 500 Index”) futures contracts. These futures contracts are used as a substitute for investing in the stocks that compose the S&P 500 Index. The objective is to generate capital appreciation by investing, long or short, in positions linked to the S&P 500 Index using a proprietary quantitative investment model. The model is designed to identify long, intermediate and short term trends in the S&P 500 Index. This strategy attempts to generate high probability-of-profit trades, typically with a holding period of one to three days. If the strategy identifies positive price (Bullish) trends across these time frames, the strategy will invest long on a levered basis targeting 200% of the S&P 500 Index. If the strategy identifies negative price (Bearish) trends across these time frames, the strategy will invest short on a levered basis targeting 200% of the inverse S&P 500 Index. The strategy also utilizes certain indicators to identify periods of market dislocation that can result in high probability-of-profit trades. Specifically, when a high volume of stock trades occur at ever-higher prices, an overbought condition is indicated; or when a high volume of stock trades occur at ever-lower prices, an oversold condition is indicated. The Fund may engage in trades based on these indicators in an attempt to profit from mean reverting (back to the average) price movements in the S&P 500 Index, independent of the core trend model.

During periods when the model’s trends are not aligned, absent of a trade signal, the strategy will signal investing in fixed income investments. The Fund invests in a variety of investment grade fixed income securities that are not expected to have returns that are highly correlated to the general equity market or the Fund’s tactical long short investment strategy. The Fund defines fixed income securities to include: bills, notes, debentures, bonds and other evidences of indebtedness issued of the U.S. Government, its agencies and instrumentalities, state and local political subdivisions, corporations and other business entities. The Fund defines investment grade fixed income securities as those rated, at the time of purchase, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined to be of comparable quality. The Fund’s fixed income strategy is designed to generate interest income, capital appreciation and to diversify returns from those of the tactical long short investment strategy. To control interest rate risk, the Fund maintains an average fixed income portfolio maturity that ranges between short-term, (less than 1 year) and intermediate-term (4-7 years). However, the Fund purchases individual fixed income securities of any maturity. The Adviser (defined below) seeks to reduce volatility, in part, by keeping the Fund’s fixed income portfolio average maturity below a maximum of seven years, which can reduce sensitivity to capital losses caused by rising interest rates. The Adviser sells fixed income securities when a security’s expected return declines, or issuer credit quality deteriorates and to adjust portfolio-level maturity. Specific weighting and allocation among the various types of fixed income investments will be made on the basis of the Adviser’s assessment of the opportunities for income, capital appreciation and capital preservation relative to the risk, as measured by maturity and return volatility.

The Fund’s investment adviser, CMG Capital Management Group, Inc. (the “Adviser”) manages the fixed income strategy portion of the Fund’s portfolio directly and delegates the management of the Fund’s tactical long short investment strategy to Scotia Partners, LLC (the “Sub-Adviser”). The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser and Sub-Adviser may each engage in active and frequent trading to achieve the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Credit Risk – Debt issuers may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition deteriorates.

• Derivatives Risk – The Fund’s use of futures involves leverage risk and tracking risk.

• Fixed Income Risk – The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund.

• Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leveraging Risk – The Fund’s use of leverage through futures will magnify the Fund’s gains or losses.

• Management Style Risk – The Adviser’s and/or Sub-Adviser’s judgments about the potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect. The Adviser’s judgments about the investment management skill of the Sub-Adviser may prove to be incorrect.

• Non-Diversification Risk – The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities and derivatives held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which will reduce the Fund’s return. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Short Position Risk – The Fund may invest in short futures positions which will prevent the Fund from participating in market gains.

• Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Underlying Funds Risk – Mutual funds, closed-end funds and exchange-traded funds (“ETFs”) are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Each other investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class I shares, which are not presented, will vary from the returns for Class A shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.cmgmutualfunds.com.

Class A Share Annual Total Return For Calendar Years Ended December 31 (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)

Best Quarter:	1st Quarter 2013	7.36%
Worst Quarter:	3rd Quarter 2013	(13.06)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2014, was (3.92)%.
Performance Table Average Annual Total Returns (For period ended December 31, 2013)
Average Annual Total Returns CMG Tactical Futures Strategy Fund	Label	1 Year	Since Inception		Inception Date
Class A Shares	Return before taxes	(0.23%)	(10.39%)		Feb. 28, 2012
Class A Shares After Taxes on Distributions		(0.23%)	(10.39%)
Class A Shares After Taxes on Distributions and Sales		(0.13%)	(7.83%)
Class I Shares	Return before taxes	(6.85%)	(7.11%)	[1]	Feb. 28, 2012
Barclay Equity Long/ Short Index (reflects no deduction for fees, expenses, or taxes)		13.85%	20.17%
[1]	Inception date for Class I shares was February 28, 2012.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class I shares, which are not shown, will vary from those of Class A shares.

The Barclay Equity Long/ Short Index (the “Barclays Index”) is an unmanaged index that tracks the monthly performance of managers that use a directional long short strategy with the objective of not being market neutral. The manager must show the abilty to shift from value to growth as well as shifting from small to medium to large cap stocks including the abilty to move from a long to short positon.

CMG Global Equity Fund
FUND SUMMARY: CMG Global Equity Fund
Investment Objective:
The Fund seeks long term total return with less volatility than global equity markets in general.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 20 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CMG Global Equity Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CMG Global Equity Fund		Class A Shares	Class I Shares
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.83%	0.83%
Total Annual Fund Operating Expenses		2.33%	2.08%
[1]	Based on estimated amounts for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example CMG Global Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	798	1,261	1,749	3,088
Class I Shares	211	652	1,119	2,410

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 40 % of the average value of its portfolio.

Principal Investment Strategies:

The Fund intends to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in equity securities of publicly listed companies, and at least 40% of its assets in securities issued by companies domiciled outside of the United States, from a minimum of three foreign countries.

The Fund’s adviser, CMG Capital Management Group, Inc., (the “Adviser”) uses a screening process to construct a portfolio of equity securities that it believes will produce long-term total returns with less volatility than global equity markets in general. The Fund may invest in companies of any size or geographic location. The Fund will invest in foreign securities, including American depositary receipts (“ADRs”), securities issued by foreign companies or a foreign exchange, and may invest in emerging market securities. The adviser delegates execution of the Fund’s active volatility management process (“Active Volatility Management”) to a sub-adviser, AlphaSimplex Group, LLC. The Fund is designed to reduce the portfolio’s risk profile by utilizing a sub-adviser to identify periods of high risk in global equity markets and hedging equity exposure by investing in liquid equity index future contracts (“Active Volatility Management”).

The Adviser manages the Fund’s portfolio by using research from a third party provider for its screening and investment process to:

(1) identify companies with at least 3 years of audited financials;

(2) rank companies by profit per-share and balance leverage;

(3) re-rank favorable companies by variability of profits and leverage;

(4) screen out equities with insufficient liquidity relative to the Fund’s size;

(5) invest in “top” equities, as determined by the this screening process, on an equally-weighted basis;

(6) daily review and replacement of any substantially deteriorating companies with next best ranked equities;

(7) monthly re-identification and purchase of “top” equities, as determined by the Adviser’s screening process; and

(8) annual rebalancing to equally-weight the “top” equities, as determined by the Adviser’s screening process.

The Adviser believes this quantitative investment process will select equities that provide long-term total returns. The Adviser initially intends to build a portfolio of 50 equity positions, but the total number held by the Fund may vary from time-to-time as determined by the Adviser.

The Adviser is responsible for the day to day management and compliance of the equity portfolio, and the Adviser delegates the Active Volatility Management to AlphaSimplex Group, LLC (the “Sub-Adviser”). The Adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the Securities and Exchange Commission that permits the Adviser, with Board of Trustee approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. The order eliminates the need for a shareholders meeting and vote to approve sub-advisers. Shareholders will be notified if and when a new sub-adviser is employed by the Adviser.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser and Sub-Adviser may each engage in active and frequent trading to achieve the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Derivatives Risk – The Fund’s use of futures contracts involves hedging, leverage risk and tracking risk.

• Non-Diversification Risk – As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leveraging Risk – The Fund’s use of leverage through futures will magnify the Fund’s gains or losses.

• Management Style Risk – The Adviser’s and/or Sub-Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests may prove to be incorrect. The Adviser’s judgments about the investment management skill of the Sub-Adviser may prove to be incorrect.

• Hedging Risk – Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

• Short Position Risk – The Fund may invest in short futures positions which will prevent the Fund from participating in market gains.

• Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Investment Risk – The Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Foreign Exposure Risk – Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Foreign Emerging Market Risk – In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• Smaller Company Risk – Smaller companies may experience higher failure rates than do larger companies. Securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.cmgmutualfunds.com.

CMG Managed High Yield Fund
FUND SUMMARY: CMG Managed High Yield Fund
Investment Objective:
The Fund’s objective is to generate total returns over a complete market cycle through capital appreciation and income.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 20 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CMG Managed High Yield Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CMG Managed High Yield Fund		Class A Shares	Class I Shares
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.40%	none
Other Expenses	[1]	0.51%	0.51%
Acquired Fund Fees and Expenses	[1][2]	0.20%	0.20%
Total Annual Fund Operating Expenses		2.36%	1.96%
[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are the average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example CMG Managed High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	790	1,259	1,754	3,108
Class I Shares	188	605	1,047	2,276

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

Under normal circumstances, the Fund invests (long or short) at least 80% of its assets in high yield fixed income securities ("80% investment policy"), directly or by investing in other mutual funds or exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) which invest primarily in high yield bonds and other high yield fixed income securities. The Fund defines fixed income securities to include: (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) mortgage-backed securities ("MBS"), (vi) asset-backed securities ("ABS"), (vii) preferred stocks, (viii) loan participation interests, (ix) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (x) fixed income options and (xi) other evidences of indebtedness. High yield fixed income securities are those that are rated below investment grade; i.e, rated lower than Baa3 or lower than BBB- by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P") respectively. The 80% investment policy can be changed without shareholder approval; however, shareholders would be given at least 60 days’ prior notice.

The Fund’s investment adviser (the “Adviser”) adjusts the Fund’s portfolio to obtain maximum total return (income and price appreciation) in up trending high yield bond markets and focuses on capital preservation in down trending price environments, in seeking to achieve the Fund’s objective of generating total returns over a complete market cycle (full periods of rising and falling interest rates from a bull market to bear market and back again). The Adviser utilizes its proprietary risk management “Asset Allocation Program” in managing the Fund. In down trending price environments, the Fund can also invest in put and call options as a means to protect (hedge) the portfolio’s high yield bond exposure and/or move its high yield bond exposure temporarily to cash or short-term cash equivalents in an attempt to mitigate market declines as well as lower portfolio volatility.

The Fund invests in fixed income securities that are sometimes referred to as "high yield" or “junk” bonds. The Fund defines high yield bonds as those rated lower than Baa3 by Moody's or lower than BBB- by S&P, or determined to be of similar quality by the Fund’s Adviser. Such securities are considered speculative investments that carry greater risk of default. Because high yield bonds have a historically high correlation to equity markets, in particular to small cap stocks, the Fund may be indirectly exposed to the same risks as the stock market in general.

The Fund may hold U.S. Government securities or cash equivalents for collateralization obligations, to pay redemption requests or while pending investment. The Fund may invest in a wide range of instruments, markets and asset classes, including but not limited to U.S. securities), Underlying Funds and derivative investments such as futures and options. Derivative investments may be used by the Adviser for hedging purposes or for speculative purposes. The Fund (or the Underlying Funds in which the Fund may invest) may sell securities short or leverage its assets through borrowings for investment purposes. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Derivatives Risk – The Fund’s use of futures contracts involves hedging, leverage risk and tracking risk.

• Credit Risk - There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes.  High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers.

• Derivatives Risk - The Fund may use derivatives (options) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Fixed Income Risk - The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

• High-Yield Bond Risk - Lower-quality bonds, known as "high yield" or "junk" bonds,are considered highly speculative and present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. Market prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Issuer-Specific Risk - The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leveraging Risk - The use of leverage, such as borrowing money to purchase securities, will magnify the Fund's gains or losses.

• Limited History of Operations Risk - The Fund is a new mutual fund and has no history of operations for investors to evaluate.

• Liquidity Risk - The markets for high-yield, convertible and certain lightly traded equity securities (particularly small cap issues) are often not as liquid as markets for higher-rated securities or large cap equity securities.  Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions.  These factors may have an adverse effect on the Fund’s ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

• Management Style Risk - The Adviser's judgment about the potential appreciation of a particular security or currency in which the Fund invests or calls it writes may prove to be incorrect.

• Non-Diversification Risk - The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Sector Risk - The Fund's investments in a sector bear the risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.

• Short Selling Risk - The Fund (and the Underlying Funds) may engage in short selling activities, which are more risky than "long" positions (purchases) because the cost of the replacement security or instrument is unknown.

• Underlying Funds Risk -Underlying Funds in which the Fund invests are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each of the Underlying Funds is subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.cmgmutualfunds.com.